Condensed Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Net sales	$ 723,062	$ 714,167	$ 2,309,485	$ 2,340,816
Cost of sales	645,170	643,578	2,017,667	2,076,156
Selling, general and administrative	60,966	69,856	177,227	202,796
Depreciation	13,435	13,319	40,517	39,376
Amortization	2,342	2,355	7,025	7,064
Equity in (earnings) losses of investees	0	29,112	(72)	31,681
Goodwill impairment	0	1,779	0	1,779
Restructuring and relocation costs	(4)	20,272	254	30,905
Operating income (loss)	1,153	(66,104)	66,867	(48,941)
Interest income	690	669	2,197	2,318
Interest expense	(15,356)	(12,219)	(44,698)	(32,965)
Loss on debt extinguishment	0	0	(6,275)	0
Other income (expense), net	(501)	0	1,622	0
Income (loss) before income taxes	(14,014)	(77,654)	19,713	(79,588)
Income tax (expense) benefit	(3,800)	10,900	(4,050)	7,200
Net income (loss)	$ (17,814)	$ (66,754)	$ 15,663	$ (72,388)
Earnings (loss) per common share - basic (in dollars per share)	$ (0.38)	$ (1.45)	$ 0.34	$ (1.57)
Earnings (loss) per common share - diluted (in dollars per share)	$ (0.38)	$ (1.45)	$ 0.33	$ (1.57)